Retirement savings plan	12 Months Ended
Jan. 31, 2019
Retirement Benefits [Abstract]
Retirement savings plan

14. Retirement savings plan

On February 20, 2008, the Company established a retirement savings plan under Section 401(k) of the Internal Revenue Code (the “Plan”). The Plan covers substantially all U.S. full-time employees who meet minimum age and service requirements, and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the Plan may be made at the discretion of the Board of Directors of the Company. The Company did not make any contributions in years ended January 31, 2019 and 2018.